Note 1 - Organization and Going Concern	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1. BASIS OF PRESENTATION AND CAPITALIZATION

The accompanying consolidated financial statements of National Holdings Corporation (“National” or the “Company”) have been prepared in accordance with generally accepted accounting principles in the United States (“US GAAP”) for interim financial statements and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and disclosures required for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. The consolidated financial statements as of December 31, 2012 and for the three months ended December 31, 2012 and December 31, 2011 are unaudited. The results of operations for the interim periods are not necessarily indicative of the results of operations for the fiscal year ended September 30, 2013. The accompanying consolidated financial information should be read in conjunction with the Company's Annual Report for the fiscal year ending September 30, 2012 on Securities and Exchange Commission ("SEC") Form 10-K. Some footnote disclosures that substantially duplicate those in the Company's Annual Report on Form 10-K have been omitted.

Capitalization

For the three months ended December 31, 2012, the Company had a net loss of approximately $41,000 and a working capital deficit of approximately $4,317,000 as of December 31, 2012. For the fiscal year ended September 30, 2012 the Company had a net loss of approximately $1,937,000 and had a working capital deficit of approximately $4,858,000 as of September 30, 2012. At December 31, 2012, National Holdings Corporation had total indebtedness of $7.8 million.

On January 25, 2013, the Company issued 29,450,000 shares of the Company’s common stock for consideration of approximately $8.8 million. The Company will use the proceeds from the issuance of shares to repay certain outstanding indebtedness and for general corporate, working capital and net capital purposes and associated costs and fees relating to the transaction. (See Note 17 – Subsequent Event)

During January 2013, the Company issued 10,000,000 shares of its common stock in satisfaction of obligations under convertible notes aggregating $5,000,000 and paid off senior subordinated notes payable of $2,800,000.

The Company believes that the cash of approximately $8.8 million pursuant to the aforementioned private placement, together with the satisfaction of obligations under convertible notes payable of $5.0 million, improved its pro-forma working capital by $13.8 million from a working capital deficit of $4,317,000 at December 31, 2012, to a pro-forma working capital of $9,482,000. Accordingly, the Company believes that it has sufficient resources to meet its obligations for the foreseeable future.

In addition, as a result of the aforementioned improvement in working capital and pursuant to a discussion with the Company’s current Independent Registered Accounting Firm (“Auditors”), subject to an audit of the Company’s financial statements for the year end September 30, 2013, it is believed that from January 25, 2013 to the date of this filing, the Company has successfully mitigated any substantial doubt about its ability to continue as a going concern.

NOTE 1. ORGANIZATION AND GOING CONCERN

National Holdings Corporation (“National” or the “Company”), a Delaware corporation organized in 1996, is a financial services organization, operating primarily through its wholly owned subsidiaries, National Securities Corporation (“National Securities” or “NSC”), vFinance Investments, Inc. (“vFinance Investments”) and EquityStation, Inc. (“EquityStation”) (collectively, the “Broker-Dealer Subsidiaries”). The Broker-Dealer Subsidiaries conduct a national securities brokerage business through their main offices in New York, New York, Boca Raton, Florida, and Seattle, Washington.

Through its Broker-Dealer Subsidiaries, the Company offers (1) full service retail brokerage to approximately 39,000 high net worth individual and institutional clients, (2) provides investment banking, merger, acquisition and advisory services to micro, small and mid-cap high growth companies, and (3) engages in trading securities, including making markets in over 5,000 micro and small-cap, NASDAQ and other exchange listed stocks and (4) provides liquidity in the United States Treasury marketplace. The Broker-Dealer Subsidiaries are introducing brokers and clear all transactions through clearing organizations on a fully disclosed basis. They are registered with the Securities and Exchange Commission ("SEC"), are members of the Financial Industry Regulatory Authority ("FINRA") and Securities Investor Protection Corporation ("SIPC"). National Securities and vFinance Investments are also members of the National Futures Association ("NFA").

National also has a wholly owned subsidiary, National Asset Management, Inc., a Washington corporation ("NAM"). NAM is a federally-registered investment adviser providing asset management advisory services to high net worth clients for a fee based upon a percentage of assets managed.

National also has a wholly owned subsidiary, National Insurance Corporation, a Washington corporation (“National Insurance”). National Insurance provides fixed insurance products to its clients, including life insurance, disability insurance, long term care insurance and fixed annuities.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis. The Company had a net loss of approximately $1,937,000 during the fiscal year ended September 30, 2012 and has a working capital deficit of approximately $5,378,000 as of September 30, 2012.

At September 30, 2012, National Holdings Corporation had total indebtedness of $7.8 million. We cannot assure you that our operations will generate funds sufficient to repay our existing debt obligations as they come due. Our failure to repay our indebtedness and make interest payments as required by our debt obligations could have a material adverse effect on our operations. The Company issued secured convertible promissory notes aggregating $5,000,000 during March, April and September 2012 and a subordinated note of $1.0 million during September 2012, which may mature as early as August 2013, or, if certain conditions are met, in March 2015. We used a portion of the proceeds from the convertible promissory notes and subordinated notes to satisfy the principal of $4.2 million convertible promissory notes which matured in March and June 2012. The Company also has a remaining obligation of $1.8 million convertible promissory note which now matures in January 2013. Such notes are unsecured, are solely the obligation ofNational Holdings Corporation and not any of its operating subsidiaries, including our Broker-Dealer Subsidiaries. Such notes are due to entities affiliated to two of the Company’s directors. Our plan is to satisfy our remaining obligations under the $1.8 million convertible note and the $1.0 million subordinated note by either: 1) providing incentives to the holders to either extend the maturity of the notes or convert the notes into our shares of common stock, 2) securing additional financing between now and the maturity dates to repay the notes, 3) repaying the notes in cash and other available current assets at maturity, or 4) a combination of the aforementioned options. Additionally, we intend to satisfy our obligations under the $5,000,000 convertible promissory notes by: 1) securing the acceptance of the holder of its capital restructuring, which would allow the Company to firmly extend the maturity of the note to March 2015, or 2) encouraging the holder to convert its note to the Company’s Series E Preferred Stock in due course. While the Company believes that it will ultimately satisfy its obligations under such convertible notes, it cannot guarantee that it will be able to do so at favorable terms, or at all. Should the Company default on the convertible notes and the lender forecloses on the debt, the operations of our subsidiaries will not be initially impacted. However, following default, the lender could potentially liquidate the holdings of our operating subsidiaries sometime in the future in accordance with applicable SEC and FINRA rules and regulations.